LOANS AND BORROWINGS, Loans and Borrowings (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current [Abstract]
Lease liabilities	$ 376,655	$ 128,653
Other loans and borrowings	5,971	5,594
Total current loans and borrowings	382,626	134,247
Non-current [Abstract]
Lease liabilities	567,796	377,920
Other loans and borrowings	24,892	30,863
Total non-current loans and borrowings	592,688	408,783
Total loans and borrowings	$ 975,314	$ 543,030